UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Corvex Management LP

Address:   712 Fifth Avenue, 23rd Floor
           New York, New York 10019


Form 13F File Number: 028-14659


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Keith Meister
Title:  Managing Partner
Phone:  (212) 474-6700

Signature,  Place,  and  Date  of  Signing:

/s/ Keith Meister                  New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total:  $    3,421,695
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
ANADARKO PETE CORP           COM              032511107   19,939    228,000 SH       SOLE                   X      0    0
ANADARKO PETE CORP           COM              032511107  255,984  2,927,200 SH  CALL SOLE                   X      0    0
APPLE INC                    COM              037833100   16,820     38,000 SH       SOLE                   X      0    0
ASHLAND INC NEW              COM              044209104   31,459    423,400 SH       SOLE                   X      0    0
CARTER INC                   COM              146229109   34,588    603,950 SH       SOLE                   X      0    0
CBS CORP NEW                 CL B             124857202  114,447  2,451,200 SH       SOLE                   X      0    0
CBS CORP NEW                 CL B             124857202   58,363  1,250,000 SH  CALL SOLE                   X      0    0
CHENIERE ENERGY INC          COM NEW          16411R208   30,800  1,100,000 SH       SOLE                   X      0    0
CHESAPEAKE ENERGY CORP       COM              165167107   10,205    500,000 SH  CALL SOLE                   X      0    0
COCA COLA ENTERPRISES INC NE COM              19122T109   43,776  1,185,700 SH       SOLE                   X      0    0
COMMONWEALTH REIT            COM SH BEN INT   203233101  121,743  5,425,250 SH       SOLE                   X      0    0
COMMUNITY HEALTH SYS INC NEW COM              203668108   22,511    475,010 SH       SOLE                   X      0    0
CONSTELLATION BRANDS INC     CL A             21036P108   68,231  1,432,223 SH       SOLE                   X      0    0
CONSTELLATION BRANDS INC     CL A             21036P108  126,246  2,650,000 SH  CALL SOLE                   X      0    0
CONSTELLATION BRANDS INC     CL A             21036P108  110,525  2,320,000 SH  PUT  SOLE                   X      0    0
COPART INC                   COM              217204106   12,855    375,000 SH       SOLE                   X      0    0
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407    8,008    204,958 SH       SOLE                   X      0    0
DOLLAR GEN CORP NEW          COM              256677105  116,587  2,305,000 SH       SOLE                   X      0    0
EQUINIX INC                  COM NEW          29444U502   23,361    108,000 SH       SOLE                   X      0    0
FIFTH & PAC COS INC          COM              316645100   65,734  3,481,694 SH       SOLE                   X      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857   60,408  1,825,000 SH  CALL SOLE                   X      0    0
GOOGLE INC                   CL A             38259P508   84,842    106,850 SH       SOLE                   X      0    0
HCA HOLDINGS INC             COM              40412C101   38,471    946,852 SH       SOLE                   X      0    0
HUNTSMAN CORP                COM              447011107   13,316    716,322 SH       SOLE                   X      0    0
HUNTSMAN CORP                COM              447011107   13,943    750,000 SH  CALL SOLE                   X      0    0
ISHARES TR                   RUSSELL 2000     464287655  315,771  3,350,000 SH  PUT  SOLE                   X      0    0
ISTAR FINL INC               COM              45031U101    5,212    478,618 SH       SOLE                   X      0    0
JPMORGAN CHASE & CO          COM              46625H100   43,787    922,600 SH       SOLE                   X      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/201 49456B119    2,573    500,600 SH       SOLE                   X      0    0
LAMAR ADVERTISING CO         CL A             512815101   23,417    481,728 SH       SOLE                   X      0    0
LEAR CORP                    COM NEW          521865204   73,658  1,342,405 SH       SOLE                   X      0    0
LEAR CORP                    COM NEW          521865204   27,435    500,000 SH  CALL SOLE                   X      0    0
LEVEL 3 COMMUNICATIONS INC   COM NEW          52729N308   60,927  3,002,787 SH       SOLE                   X      0    0
LIBERTY GLOBAL INC           COM SER A        530555101   84,843  1,155,900 SH       SOLE                   X      0    0
LIBERTY GLOBAL INC           COM SER C        530555309    3,432     50,000 SH       SOLE                   X      0    0
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104    6,949    325,000 SH       SOLE                   X      0    0
LONE PINE RES INC            COM              54222A106    4,677  3,897,100 SH       SOLE                   X      0    0
MCGRAW HILL COS INC          COM              580645109   18,228    350,000 SH  CALL SOLE                   X      0    0
MOLINA HEALTHCARE INC        NOTE  3.750%10/0 60855RAA8   10,047  8,500,000 PRN      SOLE                   X      0    0
NATIONAL OILWELL VARCO INC   COM              637071101   14,150    200,000 SH       SOLE                   X      0    0
NETAPP INC                   COM              64110D104   40,872  1,196,500 SH       SOLE                   X      0    0
NETAPP INC                   COM              64110D104   32,452    950,000 SH  CALL SOLE                   X      0    0
NEWS CORP                    CL A             65248E104   35,403  1,160,000 SH       SOLE                   X      0    0
NUANCE COMMUNICATIONS INC    COM              67020Y100    6,054    300,000 SH       SOLE                   X      0    0
OCCIDENTAL PETE CORP DEL     COM              674599105   47,022    600,000 SH  CALL SOLE                   X      0    0
PHILLIPS 66                  COM              718546104   80,500  1,150,495 SH       SOLE                   X      0    0
STARWOOD HOTELS&RESORTS WRLD COM              85590A401   31,865    500,000 SH  CALL SOLE                   X      0    0
TENET HEALTHCARE CORP        COM NEW          88033G407   21,075    442,948 SH       SOLE                   X      0    0
THE ADT CORPORATION          COM              00101J106  546,465 11,166,021 SH       SOLE                   X      0    0
TIME WARNER INC              COM NEW          887317303   10,948    190,000 SH       SOLE                   X      0    0
TRANSOCEAN LTD               REG SHS          H8817H100   15,588    300,000 SH       SOLE                   X      0    0
TW TELECOM INC               COM              87311L104   57,809  2,294,924 SH       SOLE                   X      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104   36,417  1,138,044 SH       SOLE                   X      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW    92857W209   42,473  1,495,000 SH       SOLE                   X      0    0
WILLIAMS COS INC DEL         COM              969457100  218,484  5,832,466 SH       SOLE                   X      0    0
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